UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05833

T. Rowe Price Global Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
October 31, 2022
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com.
T. ROWE PRICE
TRGVX Global Value Equity
Fund –
.
PRIGX Global Value Equity Fund–
.
I Class

T. ROWE PRICE Global Value Equity Fund
HIGHLIGHTS
Global markets declined over the 12-month period ended October 31, 2022.
The fund outperformed the primary benchmark and its peer group but underperformed the secondary benchmark.
The utilities, health care, communication services, and information technology sectors were the biggest contributors to relative performance. Conversely, energy and consumer staples both weighed on relative returns.
Over the last 12 months or so, we have implemented a more balanced profile in the portfolio by increasing our allocation to more defensive parts of the value universe, such as health care, utilities, and consumer staples. We believe that this is currently appropriate given material economic uncertainties.
Investors have had to radically reappraise their outlook for the paths of interest rates and inflation and the accompanying impact on markets and economies. We concentrate on the bottom-up view, and our strategy continues to invest across the value spectrum in the best ideas from our global research platform.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Global Value Equity Fund
Market Commentary

Dear Shareholder
Nearly all major global stock and bond indexes fell sharply during your fund’s fiscal year, the 12-month period ended October 31, 2022, as investors contended with persistently high inflation, tightening financial conditions, and slowing economic and corporate earnings growth.
Double-digit losses were common in equity markets around the world, and bond investors also faced a historically tough environment amid a sharp rise in interest rates. Value shares declined but outperformed growth stocks by a considerable margin as equity investors turned risk averse and as rising rates put downward pressure on growth stock valuations. Emerging markets stocks generally underperformed shares in developed markets. Meanwhile, the U.S.
dollar strengthened versus most currencies during the period, which weighed on returns for U.S. investors in international securities.
Energy was one of the few bright spots for investors, as oil prices jumped in response to Russia’s invasion of Ukraine and the ensuing commodity supply crunch, which helped some commodity-exporting nations in Latin America and the Middle East deliver positive equity returns. While results varied somewhat by region, typically defensive sectors, such as utilities, consumer staples, and health care, also held up relatively well. Conversely, diminishing consumer confidence put a damper on returns in the consumer discretionary sector, and information technology and communication services shares also suffered large reversals.
Inflation remained a leading concern for investors throughout the period.
The war in Ukraine exacerbated already existing supply chain problems, and other factors, such as the impact of the fiscal and monetary stimulus enacted during the pandemic, exerted upward pressure on consumer demand and prices. While investors held out hope that inflation had peaked during the summer, inflation measures remained elevated. In the U.S., the core consumer price index, which excludes volatile food and energy costs, hit a 40-year high in September, while eurozone inflation reached a record level in October’s preliminary report.
In response to persistent inflation, global central banks began to tighten monetary policy. The Federal Reserve, which at the end of 2021 had forecast that it would only need to raise interest rates 0.75 percentage point in all of
2022, rapidly shifted in a hawkish direction and raised its short-term lending benchmark from near zero in March to a target range of 3.75% to 4.00% by

T. ROWE PRICE Global Value Equity Fund

early November and indicated that additional hikes are likely. The European
Central Bank, meanwhile, raised its key interest rate to its highest level since
2009.
Bond yields increased considerably across the Treasury yield curve as the
Fed tightened monetary policy, with the yield on the benchmark 10-year U.S.
Treasury note climbing from 1.55% at the start of the period to 4.10% at the end of October. The sharp increase in yields led to historically weak results across the fixed income market, with the Bloomberg U.S. Aggregate Bond
Index recording its worst month since 1980 in September. (Bond prices and yields move in opposite directions.)
On a positive note, the U.S. jobs market remained resilient during the period, and the initial reading on gross domestic product for the third quarter returned to positive territory after two slightly negative quarters. However, recession fears also grew as corporate earnings slowed and manufacturing gauges drifted toward contraction levels.
The past year has been an exceptionally trying time for investors as substantial sell-offs were the norm across both stocks and bonds, and we believe that volatility may continue in the near term as central banks tighten policy amid slowing economic growth. However, in our view, valuations have become more attractive across many market sectors during the downturn, which provides potential opportunities for selective investors focused on fundamentals.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Global Value Equity Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks long-term capital appreciation.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The fund and the primary and secondary benchmarks all declined over the review period. The Global Value Equity Fund–I Class returned -13.04% in the 12 months ended October 31, 2022. The fund outperformed the MSCI
World Index Net and the Lipper Global Multi-Cap Value Funds Average but
underperformed the MSCI World Value Index Net. ( Past performance cannot guarantee future results. )
What factors influenced the
fund’s performance?
Against a difficult backdrop
for equities, investors favored
areas of the market that are
viewed as more defensive.
Our overweights to both
utilities and health care were
therefore beneficial to relative
performance. Within the
utilities sector, U.S.-based
gas and electric companies
in particular posted robust
gains. PG&E, for example,
advanced following a broadly
positive earnings update as
well as the announcement
that it would reenter the S&P
500 Index. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
Our position in health care was another significant source of relative strength over the period due to both our overweight positioning and choice of securities. Shares of managed care company UnitedHealth Group rose after sales and earnings came in ahead of expectations and management raised its earnings guidance.
PERFORMANCE COMPARISON
Total Return
Periods Ended 10/31/22 6 Months 12 Months
Global Value Equity Fund –
.
- 5 .61% - 13 .19%
Global Value Equity Fund–
.
I  Class - 5 .53 - 13 .04
MSCI World Index Net - 8 .09 - 18 .48
MSCI World Value Index
Net - 5 .33 - 8 .36
Lipper Global Multi-Cap
Value Funds Average - 7 .40 - 13 .93
The Institutional Global Value Equity Fund changed
its name to Global Value Equity Fund and designated
all outstanding shares as I Class as of March 1, 2020.
Performance shown prior to March 1, 2020, reflects the
performance of the fund while it was structured as the
Institutional Global Value Equity Fund.

T. ROWE PRICE Global Value Equity Fund

Within communication services, the portfolio benefited from our holding in T-Mobile U.S. After the stock sold off heavily in the second half of 2021 on pricing pressures, concerns over subscriber numbers, and the Sprint acquisition, T-Mobile U.S. posted very robust gains over 2022. Longer term, we believe the company has the potential to become the best wireless network in the U.S. as 5G is rolled out.
Our position in materials also contributed. Within the sector, we own CF
Industries, a large U.S.-based producer of agricultural fertilizers. Its shares soared on fears that supplies of fertilizer from Russia, one of the world’s largest producers, were likely to be disrupted. In addition, the disruption in European gas supply that is used in the production process has steepened the nitrogen operating cost curve, which could result in higher free cash flow for CF
Industries in the near term.
Conversely, the energy sector held back returns. The conflict in Ukraine pushed oil prices sharply higher. Consequently, our modest underweight exposure to the energy sector at the time of the invasion hindered relative performance.
Elsewhere in the portfolio, shares of industrial conglomerate General Electric
(GE) sold off after management announced plans to spin off various business segments to form separate public companies. Despite the underperformance of the stock in recent months, we see upside potential as GE continues its restructuring, which should reduce debt and simplify the company.
How is the fund positioned?
Over the last 12 months or so, we have implemented a more balanced profile in the portfolio by increasing the allocation to more defensive parts of the value universe such as health care, utilities, and consumer staples. We believe that this is currently appropriate given the ongoing material economic uncertainties.
We added to our existing overweight exposure in health care and eliminated holdings in which we believed our investment thesis had played out. We initiated a position in medical technology company Becton, Dickinson &
Company as we believe that the company can return to growth and that the stock offers a defensive profile in uncertain markets.
Within consumer staples, we built a position in Keurig Dr Pepper, a leading packaged beverage company. In our view, a new product cycle and a stabilization in pricing for coffee pods will likely drive improved pricing and a better product mix, while new plants should further boost productivity and free cash flow generation.

T. ROWE PRICE Global Value Equity Fund

We increased our exposure to energy; the supply response from the U.S. has been slow, and we bought positions in companies that are involved in the delivery of increased supply, such as Liberty Energy (formerly Liberty Oilfield
Services). We also initiated a position in Chevron, a U.S. integrated energy company. The company is transitioning to a more capital-efficient model as it shifts away from mega projects. Management is well regarded, the balance sheet is strong, and the stock was trading at a compelling valuation.
Reflecting our move to a more defensive stance, we reduced our weighting to the cyclical materials sector. We eliminated our position in Albemarle, a company with leading positions in lithium, bromine, and catalysts. We continue to like its low-cost lithium assets; however, the market is now pricing in a structural lithium upcycle driven by electric vehicles, and we see limited further upside from here in the short to medium term. We also reduced exposure to the communication services space, trimming Alphabet and eliminating Meta
Platforms, formerly Facebook.
We retained our overweight position in financials but decreased the extent of the overweight over the period. Over the past year, we have become incrementally more cautious on U.S. banks as we believe opportunities are more attractive elsewhere in the sector, namely global insurers and
European banks.

T. ROWE PRICE Global Value Equity Fund

On a geographic basis, we remain
mindful of valuations in the U.S.
and retain a significant relative
underweight. However, following
the U.S.’s underperformance relative
to other markets in recent months,
we have reduced the extent of
this underweight. Valuations in
China are attractive, in our view,
but we continue to be cognizant of
geopolitical and regulatory risk. In
Japan, we are seeing continued signs
of improving corporate governance;
however, macroeconomic and
currency concerns continue to
weigh on sentiment.
What is portfolio
management’s outlook?
Investors have had to radically
reappraise their outlook for the
paths of interest rates and inflation
and the accompanying impact on
markets and economies. Over the last 12 months or so, we have implemented a more balanced profile in the portfolio by increasing the allocation to more defensive parts of the value universe, and we believe that this is currently appropriate given the ongoing material economic uncertainties. Valuation spreads in the marketplace are still attractive and relative valuations of value versus growth are also relatively attractive versus history, but both suggest a more subdued value opportunity set than the abundant situation of one to two years ago. There may also be scope for market worries on rates and inflation to subside somewhat.
In the U.S., we continue to find opportunities in well-run, quality companies but are mindful of valuations. We believe the health care sector provides ample strong ideas for the long term. European economies have been more deeply impacted by Russia’s invasion of Ukraine, and we find more dislocation in these markets. Fiscal stimulus measures continue to be rolled out, and monetary policy remains accommodative. Plans are progressing for the Next Generation
European Union (EU) Fund, which aims to support EU member countries in their recovery from the impacts of the pandemic.
SECTOR DIVERSIFICATION
Percent of Net Assets
4/30/22 10/31/22
Health Care 21 .7% 16 .4%
Financials 17 .9 15 .2
Industrials and Business
Services 12 .5 10 .2
Energy 5 .6 8 .0
Information Technology 8 .0 7 .2
Utilities 6 .9 6 .9
Materials 6 .2 4 .5
Consumer Staples 5 .6 4 .3
Communication Services 6 .1 4 .3
Consumer Discretionary 3 .4 2 .8
Real Estate 0 .9 0 .5
Other and Reserves 5 .2 19 .7
Total 100 .0% 100 .0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE Global Value Equity Fund

We have become incrementally more cautious on the near-term outlook for
Japan but remain optimistic. There has been significant fiscal stimulus response to aid the economic recovery. Crucially for investors in the market, corporate governance in Japan has been improving in recent years, with companies becoming more shareholder-friendly.
Elsewhere in Asia, we continue to uncover ample compelling opportunities in China’s broad market, despite market setbacks in recent months. Concerns over regulatory developments, on-off domestic movement restrictions, and continued strict restrictions on international travel have all weighed on stock prices in recent months. However, our well-resourced research team finds plenty of opportunities in good companies with compelling valuations.
We concentrate on the bottom-up view, and our strategy continues to invest across the value spectrum in the best ideas from our global research platform.
We aim to balance our exposure to economically sensitive and “deep value”
names; hold companies with strong free cash flow generation not yet fully appreciated by the market and with the scope to increase shareholder returns;
and look for pockets of controversy where fundamentally sound, well-run businesses face unwarranted investor skepticism.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Global Value Equity Fund

RISKS OF INTERNATIONAL INVESTING
Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Funds investing in a single country or in a limited geographic region tend to be riskier than more diversified funds. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the
U.S. dollar, which reduces the dollar value of securities denominated in that currency.
The fund's value approach to investing could cause it to underperform when compared with other stock funds that employ a different investment style. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.
For a thorough discussion of risks, please see the fund’s prospectus.
BENCHMARK INFORMATION
Note: Portions of the mutual fund information contained in this report were supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2022 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: MSCI and its affiliates and third-party sources and providers (collectively,
“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein.
The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. Historical MSCI data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

T. ROWE PRICE Global Value Equity Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
10/31/22
Chevron, United States 3 .3%
UnitedHealth Group, United States 2 .5
Elevance Health, United States 2 .0
Johnson & Johnson, United States 1 .8
Becton Dickinson & Company, United States 1 .7
Chubb, United States 1 .6
AbbVie, United States 1 .6
T-Mobile U.S., United States 1 .6
Microsoft, United States 1 .5
Keurig Dr Pepper, United States 1 .5
TotalEnergies, France 1 .5
Thermo Fisher Scientific, United States 1 .5
AstraZeneca, United Kingdom 1 .5
Walmart, United States 1 .5
Southern, United States 1 .4
NextEra Energy, United States 1 .4
Wells Fargo, United States 1 .4
Sempra Energy, United States 1 .3
L3Harris Technologies, United States 1 .2
Public Service Enterprise Group, United States 1 .2
American International Group, United States 1 .1
General Electric, United States 1 .1
Centene, United States 1 .1
Zurich Insurance Group, Switzerland 1 .0
Broadcom, United States 1 .0
Total 38 .3%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Global Value Equity Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
Global Value Equity Fund–I Class
Note: Performance for the I Class share will vary due to its differing fee structure. See the
Average Annual Compound Total Return table.
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 10/31/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Global Value Equity
Fund –
.
-13.19% – – 7.59% 3/2/20
Global Value Equity
Fund–
.
I  Class -13.04 4.76% 8.80% – 7/26/12
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.

T. ROWE PRICE Global Value Equity Fund

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has two share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Global Value Equity Fund 2.19%
Global Value Equity Fund–I Class 2.09
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Global Value Equity Fund

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
GLOBAL VALUE EQUITY FUND
Beginning
Account Value
5/1/22
Ending
Account Value
10/31/22
Expenses Paid
During Period*
5/1/22 to 10/31/22
Investor Class
Actual $1,000.00 $943.90 $4.36
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.72   4.53
I Class
Actual   1,000.00   944.70   3.33
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.78   3.47
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.89%, and
the
2
I Class was 0.68%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Global Value Equity Fund

QUARTER-END RETURNS
Periods Ended 9/30/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Global Value Equity Fund –
.
-15.81% – – 4.84% 3/2/20
Global Value Equity Fund–
.
I  Class -15.60  3.47% 8.00% – 7/26/12
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
2
I Class shares, 1-800-638-8790 .
This table provides returns through the most recent calendar quarter-end rather than through the end of the fund’s fiscal period. It shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.
Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Global Value Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
(1)
.. Year ..
.. Ended .
3/2/20
(1)
Through
10/31/20 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 16.60 $ 11.87 $ 11.99
Investment activities
Net investment income
(2)(3)
0.26 0.20 0.12
Net realized and unrealized gain/loss (2.35) 4.69 (0.24)
Total from investment activities (2.09) 4.89 (0.12)
Distributions
Net investment income (0.15) (0.16) —
Net realized gain (0.74) — —
Total distributions (0.89) (0.16) —
NET ASSET VALUE
End of period $ 13.62 $ 16.60 $ 11.87
Ratios/Supplemental Data
Total return
(3)(4)
(13.19)% 41.44% (1.00)%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by Price
Associates 2.04% 2.19% 3.94%
(5)
Net expenses after waivers/payments by Price Associates 0.89% 0.89% 0.89%
(5)
Net investment income 1.78% 1.24% 1.56%
(5)
Portfolio turnover rate 64.8% 68.8% 76.1%
Net assets, end of period (in thousands) $70,383 $12,884 $918
0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Global Value Equity Fund
Financial Highlights

For a share outstanding throughout each period
I Class
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
NET ASSET VALUE
Beginning of period $ 16.65 $ 11.88 $ 12.57 $ 12.39 $ 13.90
Investment activities
Net investment income
(1)(2)
0.38 0.22 0.19 0.27 0.25
Net realized and unrealized gain/
loss (2.45) 4.71 (0.58) 0.87 (0.78)
Total from investment activities (2.07) 4.93 (0.39) 1.14 (0.53)
Distributions
Net investment income (0.17) (0.16) (0.27) (0.23) (0.18)
Net realized gain (0.74) — (0.03) (0.73) (0.80)
Total distributions (0.91) (0.16) (0.30) (0.96) (0.98)
NET ASSET VALUE
End of period $ 13.67 $ 16.65 $ 11.88 $ 12.57 $ 12.39

T. ROWE PRICE Global Value Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
Ratios/Supplemental Data
Total return
(2)(3)
(13.04)% 41.75% (3.28)% 10.54% (4.27)%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 1.77% 2.09% 3.15% 3.10% 2.90%
Net expenses after waivers/
payments by Price Associates 0.68% 0.68% 0.80%
(4)
0.75% 0.75%
Net investment income 2.58% 1.39% 1.62% 2.25% 1.87%
Portfolio turnover rate 64.8% 68.8% 76.1% 79.1% 100.4%
Net assets, end of period (in
thousands) $16,057 $14,573 $9,728 $10,704 $10,438
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(4)
Includes one-time expenses related to the fund restructure (0.09% of average net assets).

T. ROWE PRICE Global Value Equity Fund
October 31, 2022
17
Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRIA 0.7%
Common Stocks 0.7%
BAWAG Group  12,345 596
Total Austria (Cost
$566
)
596
BRAZIL 0.6%
Common Stocks 0.6%
Banco BTG Pactual  85,745 481
Total Brazil (Cost
$420
)
481
CANADA 3.4%
Common Stocks 3.4%
Canadian Pacific Railway (USD)  10,200 760
Definity Financial  8,356 247
Fairfax Financial Holdings  1,567 770
Franco-Nevada  5,780 714
GFL Environmental  16,676 450
Total Canada (Cost
$2,808
)
2,941
CHINA 1.5%
Common Stocks 1.5%
Baidu, ADR (USD)  (1) 3,149 241
JOYY, ADR (USD)  (2) 8,760 221
Tongcheng Travel Holdings (HKD)  (1) 252,400 394
Yangzijiang Shipbuilding Holdings (SGD)  533,300 452
Total China (Cost
$1,648
)
1,308
DENMARK 0.6%
Common Stocks 0.6%
Scandinavian Tobacco Group  30,168 505
Total Denmark (Cost
$518
)
505
FRANCE 3.2%
Common Stocks 3.2%
Airbus  6,419 695
Sanofi  8,934 769
TotalEnergies  23,633 1,289
Total France (Cost
$2,645
)
2,753
T. ROWE PRICE Global Value Equity Fund

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
GERMANY 1.9%
Common Stocks 1.4%
Covestro  8,396 285
Daimler Truck Holding  (1) 20,769 554
Fresenius  14,327 330
1,169
Preferred Stocks 0.5%
Dr Ing hc F Porsche  (1) 4,363 446
446
Total Germany (Cost
$1,597
)
1,615
INDIA 1.7%
Common Stocks 1.7%
ICICI Bank, ADR (USD)  (2) 27,359 603
Power Grid Corp. of India  195,230 537
Shriram Transport Finance  21,296 316
Total India (Cost
$1,356
)
1,456
JAPAN 5.4%
Common Stocks 5.4%
AGC  11,800 370
Astellas Pharma  44,400 612
Descente  11,500 276
Fujitsu  4,300 495
Hikari Tsushin  3,900 471
ITOCHU  19,200 496
MatsukiyoCocokara  10,600 386
Nippon Telegraph & Telephone  28,900 797
Renesas Electronics  (1) 55,200 462
Shibaura Machine  17,300 336
Total Japan (Cost
$4,819
)
4,701
KAZAKHSTAN 0.3%
Common Stocks 0.3%
NAC Kazatomprom, GDR (USD)  11,178 295
Total Kazakhstan (Cost
$332
)
295

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
MEXICO 0.5%
Common Stocks 0.5%
Fresnillo (GBP)  47,688 399
Total Mexico (Cost
$428
)
399
NETHERLANDS 1.7%
Common Stocks 1.7%
AerCap Holdings (USD)  (1) 10,548 563
ING Groep  61,454 605
Koninklijke Philips  22,096 280
Total Netherlands (Cost
$1,539
)
1,448
NORWAY 1.3%
Common Stocks 1.3%
Aker BP  16,366 520
Grieg Seafood  40,962 284
TGS  22,594 307
Total Norway (Cost
$1,166
)
1,111
PORTUGAL 0.5%
Common Stocks 0.5%
Galp Energia  44,522 452
Total Portugal (Cost
$457
)
452
SWITZERLAND 1.0%
Common Stocks 1.0%
Zurich Insurance Group  2,056 876
Total Switzerland (Cost
$807
)
876
UNITED KINGDOM 3.7%
Common Stocks 3.7%
Anglo American  13,987 419
AstraZeneca  10,956 1,286
Compass Group  30,619 645
Direct Line Insurance Group  164,566 380
Informa  67,939 433
Total United Kingdom (Cost
$3,148
)
3,163

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
UNITED STATES 52.2%
Common Stocks 52.2%
AbbVie  9,595 1,405
Alphabet, Class A  (1) 7,005 662
American International Group  16,909 964
AvalonBay Communities, REIT  2,646 463
Becton Dickinson & Company  6,306 1,488
Best Buy  5,506 377
Bright Horizons Family Solutions  (1) 3,629 237
Broadcom  1,858 873
Centene  (1) 10,697 911
CF Industries Holdings  5,780 614
Chevron  (2) 15,940 2,883
Chubb  6,537 1,405
Citigroup  12,911 592
Corebridge Financial  25,161 570
Elevance Health  3,201 1,750
Exxon Mobil  (2) 6,546 725
Fiserv  (1) 7,054 725
FMC  5,768 686
General Electric  11,848 922
Goldman Sachs Group  2,035 701
Hartford Financial Services Group  10,985 795
Johnson & Johnson  8,865 1,542
JPMorgan Chase  5,349 673
Keurig Dr Pepper  (2) 34,295 1,332
L3Harris Technologies  4,330 1,067
Lam Research  1,112 450
Liberty Energy, Class A  (1) 23,929 405
Microsoft  5,739 1,332
Morgan Stanley  9,599 789
NextEra Energy  15,455 1,198
PACCAR  6,477 627
Packaging Corp. of America  4,561 548
PG&E  (1) 57,924 865
Public Service Enterprise Group  18,456 1,035
QUALCOMM  5,802 683
RenaissanceRe Holdings  4,029 623
Salesforce  (1) 3,584 583
Scotts Miracle-Gro  (2) 4,501 207
Sempra Energy  7,444 1,124
Southern  18,300 1,198
Spirit AeroSystems Holdings, Class A  11,494 266
Stanley Black & Decker  4,405 346

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
T-Mobile U.S.  (1) 8,998 1,364
Thermo Fisher Scientific  2,502 1,286
United Parcel Service, Class B  3,015 506
UnitedHealth Group  3,930 2,182
Univar Solutions  (1) 14,756 376
Viatris  36,587 371
Walmart  8,801 1,253
Wells Fargo  25,904 1,191
Total United States (Cost
$41,662
)
45,170
VIETNAM 0.2%
Common Stocks 0.2%
FPT  48,000 155
Total Vietnam (Cost
$201
)
155
SHORT-TERM INVESTMENTS 3.2%
Money Market Funds 3.2%
T. Rowe Price Government Reserve Fund, 3.21%  (3)(4) 2,792,861 2,793
Total Short-Term Investments (Cost $2,793) 2,793
SECURITIES LENDING COLLATERAL 2.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 2.7%
Money Market Funds 2.7%
T. Rowe Price Government Reserve Fund, 3.21%  (3)(4) 2,368,129 2,368
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 2,368
Total Securities Lending Collateral (Cost $2,368) 2,368
Total Investments in Securities
86.3% of Net Assets
(Cost $71,278) $ 74,586
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) See Note 3 . All or a portion of this security is on loan at October 31, 2022.
(3) Seven-day yield

T. ROWE PRICE Global Value Equity Fund

.
.
.
.
.
.
.
.
.
.
(4) Affiliated Companies
ADR American Depositary Receipts
GBP British Pound
GDR Global Depositary Receipts
HKD Hong Kong Dollar
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SGD Singapore Dollar
USD U.S. Dollar

T. ROWE PRICE Global Value Equity Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended October 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.21% $ — $ — $ 18 ++
T. Rowe Price Short-Term Fund — — — ++
Totals $ — # $ — $ 18 +
Supplementary Investment Schedule
Affiliate
Value
10/31/21
Purchase
Cost
Sales
Cost
Value
10/31/22
T. Rowe Price Government
Reserve Fund, 3.21% $ 32 ¤ ¤ $ 5,161
T. Rowe Price Short-Term Fund 634 ¤ ¤ —
Total $ 5,161 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3 .
+ Investment income comprised $18 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $5,161.

T. ROWE PRICE Global Value Equity Fund
October 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $71,278) $ 74,586
Receivable for shares sold 14,418
Receivable for investment securities sold 432
Foreign currency (cost $339) 328
Dividends receivable 38
Due from affiliates 19
Other assets 35
Total assets 89,856
Liabilities
Obligation to return securities lending collateral 2,368
Payable for investment securities purchased 943
Payable for shares redeemed 35
Investment management fees payable 27
Other liabilities 43
Total liabilities 3,416
NET ASSETS $ 86,440
Net Assets Consist of:
Total distributable earnings (loss) $ 2,699
Paid-in capital applicable to 6,342,787 shares of $0.01 par
value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 83,741
NET ASSETS $ 86,440
NET ASSET VALUE PER SHARE
Investor Class
($70,382,636 / 5,168,230 shares outstanding) $ 13.62
I Class
($16,057,290 / 1,174,557 shares outstanding) $ 13.67

T. ROWE PRICE Global Value Equity Fund
Statement of Operations

($000s)
Year
Ended
10/31/22
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $38) $ 612
Other, non cash 281
Securities lending 2
Total income 895
Expenses
Investment management 189
Shareholder servicing
Investor Class $ 35
I Class 2 37
Prospectus and shareholder reports
Investor Class 14
I Class 3 17
Custody and accounting 196
Legal and audit 57
Registration 55
Miscellaneous 15
Waived / paid by Price Associates (333)
Total expenses 233
Net investment income 662

T. ROWE PRICE Global Value Equity Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
10/31/22
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $5) (970)
Foreign currency transactions (8)
Net realized loss (978)
Change in net unrealized gain / loss
Securities (net of decrease in deferred foreign taxes of $(6)) (1,845)
Other assets and liabilities denominated in foreign currencies (16)
Change in net unrealized gain / loss (1,861)
Net realized and unrealized gain / loss (2,839)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (2,177)

T. ROWE PRICE Global Value Equity Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
10/31/22 10/31/21
Increase (Decrease) in Net Assets
Operations
Net investment income $ 662 $ 288
Net realized gain (loss) (978) 1,678
Change in net unrealized gain / loss (1,861) 3,534
Increase (decrease) in net assets from operations (2,177) 5,500
Distributions to shareholders
Net earnings
Investor Class (722) (30)
I Class (792) (131)
Decrease in net assets from distributions (1,514) (161)
Capital share transactions
*
Shares sold
Investor Class 67,790 17,285
I Class 6,997 1,569
Distributions reinvested
Investor Class 705 26
I Class 174 23
Shares redeemed
Investor Class (10,304) (6,702)
I Class (2,688) (729)
Increase in net assets from capital share transactions 62,674 11,472
Net Assets
Increase during period 58,983 16,811
Beginning of period 27,457 10,646
End of period $ 86,440 $ 27,457
*Share information (000s)
Shares sold
Investor Class 5,046 1,120
I Class 474 101
Distributions reinvested
Investor Class 46 2
I Class 11 2
Shares redeemed
Investor Class (700) (423)
I Class (186) (47)
Increase in shares outstanding 4,691 755

T. ROWE PRICE Global Value Equity Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Global Funds, Inc. (the corporation) is registered under the Investment
Company Act of 1940 (the 1940 Act). The Global Value Equity Fund (the fund)
is a diversified, open-end management investment company established by the corporation. The fund seeks long-term capital appreciation. The fund has two classes of shares: the Global Value Equity Fund (Investor Class) and the Global Value Equity
Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from Investor Class to I Class is reflected in the
Statement of Changes in Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes;
and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from
REITs are initially recorded as dividend income and, to the extent such represent a

T. ROWE PRICE Global Value Equity Fund

return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in net realized gain (loss) from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, early adoption is permitted. Management expects that the adoption of the guidance will not have a material impact on the fund's financial statements.

T. ROWE PRICE Global Value Equity Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant

T. ROWE PRICE Global Value Equity Fund

observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary

T. ROWE PRICE Global Value Equity Fund

by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on October 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 47,558 $ 21,421 $ — $ 68,979
Preferred Stocks — 446 — 446
Short-Term Investments 2,793 — — 2,793
Securities Lending Collateral 2,368 — — 2,368
Total $ 52,719 $ 21,867 $ — $ 74,586

T. ROWE PRICE Global Value Equity Fund

stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At October 31, 2022, the value of loaned securities was
$2,304,000; the value of cash collateral and related investments was $2,368,000.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $64,707,000 and $19,758,000, respectively, for the year ended
October 31, 2022.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

T. ROWE PRICE Global Value Equity Fund

Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the recharacterization of distributions.
The tax character of distributions paid for the periods presented was as follows:
At October 31, 2022, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At October 31, 2022, the tax-basis components of accumulated net earnings (loss) were as follows:
($000s)
October 31,
2022
October 31,
2021
Ordinary income (including short-term capital gains,
if any) $ 556 $ 161
Long-term capital gain 958 —
Total distributions $ 1,514 $ 161
($000s)
Cost of investments $ 71,633
Unrealized appreciation $ 5,813
Unrealized depreciation (2,879)
Net unrealized appreciation (depreciation) $ 2,934
($000s)
Undistributed ordinary income $ 579
Net unrealized appreciation (depreciation) 2,934
Loss carryforwards and deferrals (814)
Total distributable earnings (loss) $ 2,699

T. ROWE PRICE Global Value Equity Fund

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 5 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee that is the lesser of (1) 0.65% of the fund’s average daily net assets, and (2) a combined fee that consists of two components – an individual fund fee and a group fee. The individual fund fee is equal to 0.35% of the fund’s average daily net assets. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%

T. ROWE PRICE Global Value Equity Fund

for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. The fee is computed daily and paid monthly. At October 31, 2022, the effective annual group fee rate was 0.29%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price
Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio
(after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended October 31, 2022 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $852,000 remain subject to repayment by the fund at October 31, 2022. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.

T. ROWE PRICE Global Value Equity Fund

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended
October 31, 2022, expenses incurred pursuant to these service agreements were
$107,000 for Price Associates and $28,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe
Price Government Reserve Fund; prior to December 13, 2021, the cash collateral from securities lending was invested in the T. Rowe Price Short-Term Fund. The Price
Reserve Funds pay no investment management fees.
As of October 31, 2022, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 679,149 shares of the I Class, representing 58% of the I Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended October 31,
2022, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Investor Class I Class
Expense limitation/I Class Limit 0.89% 0.05%
Expense limitation date 02/29/24 02/29/24
(Waived)/repaid during the period ($000s) $(158) $(175)

T. ROWE PRICE Global Value Equity Fund

NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Global Value Equity Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Global Funds, Inc. and Shareholders of
T. Rowe Price Global Value Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Global Value Equity Fund (one of the funds constituting T. Rowe Price Global Funds, Inc., referred to hereafter as the "Fund") as of October 31, 2022, the related statement of operations for the year ended October 31,
2022, the statement of changes in net assets for each of the two years in the period ended
October 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended
October 31, 2022 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Global Value Equity Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Baltimore, Maryland
December 16, 2022
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Global Value Equity Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/22
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$286,000 from short-term capital gains
$958,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For taxable non-corporate shareholders, $766,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than
20%.
For corporate shareholders, $303,000 of the fund's income qualifies for the dividends-
received deduction.

T. ROWE PRICE Global Value Equity Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Global Value Equity Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 25, 2022, the Board was presented with an annual assessment prepared by the LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Global Value Equity Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2021, through March 31, 2022. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. ROWE PRICE Global Value Equity Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be interested directors as defined in
Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price and its affiliates.
The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland
21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[205]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); President, Radian Guaranty (2008 to
2017); Chief Executive Officer, Bazemore Consulting LLC (2018 to 2021);
Director, Chimera Investment Corporation (2017 to 2021); Director, First
Industrial Realty Trust (2020 to present); Director, Federal Home Loan
Bank of Pittsburgh (2017 to 2019)
Ronald J. Daniels
(b)
(1959)
2018
[0]
President, The Johns Hopkins University and Professor, Political Science
Department, The Johns Hopkins University (2009 to present); Director,
Lyndhurst Holdings (2015 to present); Director, BridgeBio Pharma, Inc.
(2020 to present)
Bruce W. Duncan
(1951)
2013
[205]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020
to 2021); Chief Executive Officer and Director (2009 to 2016), Chair of
the Board (2016 to 2020), and President (2009 to 2016), First Industrial
Realty Trust, owner and operator of industrial properties; Chair of the
Board (2005 to 2016) and Director (1999 to 2016), Starwood Hotels &
Resorts, a hotel and leisure company; Member, Investment Company
Institute Board of Governors (2017 to 2019); Member, Independent
Directors Council Governing Board (2017 to 2019); Senior Advisor, KKR
(2018 to present); Director, Boston Properties (2016 to present); Director,
Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[205]
Advisory Board Member, Pipeline Crisis/Winning Strategies, a
collaborative working to improve opportunities for young African
Americans (1997 to 2016); Chair of the Board, all funds (July 2018 to present)

T. ROWE PRICE Global Value Equity Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Paul F. McBride
(1956)
2013
[205]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)
Kellye L. Walker
(c)
(1966)
2021
[205]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2021, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective April 27, 2022, Mr. Daniels resigned from his role as an independent director of the Price
Funds.
(c)
Effective November 8, 2021, Ms. Walker was appointed as an independent director of the Price Funds.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[205]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
Robert W. Sharps, CFA,
CPA
(b)
(1971)
2017
[0]
Director and Vice President, T. Rowe Price; Director, Price Investment
Management; Chief Executive Officer and President, T. Rowe Price
Group, Inc.; Vice President, T. Rowe Price Trust Company; Vice
President, Global Funds
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Global Value Equity Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[205]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe
Price Group, Inc., and T. Rowe Price Trust Company; Vice President,
Global Funds
(a)
All information about the interested directors was current as of January 1, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective February 3, 2022, Mr. Sharps resigned from his role as an interested director of the Price
Funds.
Name (Year of Birth)
Position Held With Global Funds  Principal Occupation(s)
Ulle Adamson, CFA (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Roy H. Adkins (1970)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Kennard W. Allen (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Paulina Amieva (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Malik S. Asif (1981)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Ziad Bakri, M.D., CFA (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Harishankar Balkrishna (1983)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Sheena L. Barbosa (1983)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Peter J. Bates, CFA (1974)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Oliver D.M. Bell (1969)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
R. Scott Berg, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Global Value Equity Fund

Name (Year of Birth)
Position Held With Global Funds  Principal Occupation(s)
Peter I. Botoucharov (1965)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Tala Boulos (1984)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019);
Senior Vice President and Senior Counsel, Pacific
Investment Management Company LLC (to 2017)
Carolyn Hoi Che Chu (1974)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Archibald Ciganer, CFA (1976)
Vice President
Director and Vice President, Price Japan; Vice
President, T. Rowe Price Group, Inc.
Richard N. Clattenburg, CFA (1979)
Executive Vice President
Vice President, Price Singapore, T. Rowe Price,
T. Rowe Price Group, Inc., Price International, and
T. Rowe Price Trust Company
Richard de los Reyes (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Iona Dent, CFA (1991)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Associate, Equity Research,
Deutsche Bank (to 2018)
Maria Elena Drew (1973)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Shawn T. Driscoll (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Bridget A. Ebner (1970)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
David J. Eiswert, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Global Value Equity Fund

Name (Year of Birth)
Position Held With Global Funds  Principal Occupation(s)
Mark S. Finn, CFA, CPA (1963)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Aaron Gifford, CFA (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management,
T. Rowe Price, Price International, and T. Rowe Price
Trust Company
Paul D. Greene II (1978)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Benjamin Griffiths, CFA (1977)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Richard L. Hall (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director,
Invesco Ltd. (to 2021); Vice President, Oppenheimer
Funds, Inc. (to 2019)
Nabil Hanano, CFA (1984)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Jeffrey Holford, Ph.D., ACA (1972)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Managing Director, Jeffries
Financial Group (to 2018)
Stefan Hubrich, Ph.D., CFA (1974)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Arif Husain, CFA (1972)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Randal S. Jenneke (1971)
Vice President
Vice President, T. Rowe Price Group, Inc.
Nina P. Jones, CPA (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Yoichiro Kai (1973)
Vice President
Vice President, Price Singapore, T. Rowe Price
Group, Inc., and Price International
Jai Kapadia (1982)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Andrew J. Keirle (1974)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Global Value Equity Fund

Name (Year of Birth)
Position Held With Global Funds  Principal Occupation(s)
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Christopher J. Kushlis, CFA (1976)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Johannes Loefstrand (1988)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Anh Lu (1968)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Sebastien Mallet (1974)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Jennifer Martin (1972)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Daniel Martino, CFA (1974)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Raymond A. Mills, Ph.D., CFA (1960)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., Price International, and T. Rowe Price Trust
Company
Eric C. Moffett (1974)
Executive Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Samy B. Muaddi, CFA (1984)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Tobias F. Mueller, CFA (1980)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Sudhir Nanda, Ph.D., CFA (1959)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Joshua Nelson (1977)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., Price International, and T. Rowe Price Trust
Company
Jason Nogueira, CFA (1974)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Kenneth A. Orchard (1975)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Oluwaseun A. Oyegunle, CFA (1984)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Investment Services, Inc., and
T. Rowe Price Services, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Global Value Equity Fund

Name (Year of Birth)
Position Held With Global Funds  Principal Occupation(s)
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Federico Santilli, CFA (1974)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Sebastian Schrott (1977)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Bin Shen, CFA (1987)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
John C.A. Sherman (1969)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Gabriel Solomon (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Joshua K. Spencer, CFA (1973)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Taymour R. Tamaddon, CFA (1976)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Justin Thomson (1968)
President
Director, Price Hong Kong; Vice President, T. Rowe
Price Group, Inc.; Director and Vice President, Price
International
Rupinder Vig (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Zenon Voyiatzis (1971)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Verena E. Wachnitz, CFA (1978)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice
President, Price Investment Management; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Retirement Plan Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Trust
Company
Marta Yago (1977)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Ernest C. Yeung, CFA (1979)
Vice President
Director and Vice President, Price Hong Kong; Vice
President, T. Rowe Price Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. Rowe Price Investment Services, Inc. | 100 East Pratt Street | Baltimore, MD 21202-1009
You have many
investment goals.
Explore products and services that can help
you achieve them.
Whether you want to put away more money for retirement, for a child’s education, or for other priorities, we have solutions for you. See how we can help you accomplish the investment goals that are important to you.
RETIREMENT
IRAs: Traditional, Roth,
Rollover/Transfer, or
Brokerage
Small Business Plans
help minimize taxes,
maximize savings
T. Rowe Price
®
ActivePlus Portfolios
1
for online investing
powered by experts
GENERAL INVESTING
Individual or Joint
Tenant
Brokerage
2
offers
access to stocks, ETFs,
bonds, and more
Gifts and transfers to a
child (UGMA/UTMAs)
Trust
Transfer on Death
COLLEGE SAVINGS
T. Rowe Price-managed
529 plans offer tax-
advantaged solutions
for families saving
money for college
tuition and education-
related expenses
Visit troweprice.com/broadrange
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
All mutual funds are subject to market risk, including possible loss of principal. Investing internationally involves special risks including economic and political uncertainty and currency fluctuation.
1
The T. Rowe Price
®
ActivePlus Portfolios is a discretionary investment management program provided by
T. Rowe Price Advisory Services, Inc., a registered investment adviser under the Investment Advisers Act of
1940. Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
T. Rowe Price Advisory Services, Inc., and T. Rowe Price Investment Services, Inc., are affiliated companies.
2
Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
202212 - 2401461
F1231-050 12/22

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2.  Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) – (d)    Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2022	2021
Audit Fees	$24,349	$23,048
Audit-Related Fees	-	-
Tax Fees	-	2,840
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,760,000 and $3,600,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)  Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.   Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Global Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 16, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 16, 2022

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 16, 2022